Borrowings (Details 2) $ in Millions, $ in Millions	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Rate per currency
Subtotal fixed-rate borrowings	$ 105,600	$ 159,674
Subtotal floating-rate borrowings	2,341	1,438
Total borrowings as per analysis	107,941	161,112
Borrowings total amount	107,941	161,112		$ 219,648
Floating rate [Member]
Rate per currency
Subtotal floating-rate borrowings	2,341	901
Argentine Peso [Member]
Rate per currency
Subtotal fixed-rate borrowings	19,395	25,477
Subtotal floating-rate borrowings	2,341	901
Total borrowings as per analysis	21,736	26,378
Borrowings total amount	21,736	26,378
Argentine Peso [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	19,395	25,477
Argentine Peso [Member] | Floating rate [Member]
Rate per currency
Subtotal floating-rate borrowings	2,341	901
US Dollar [Member]
Rate per currency
Subtotal fixed-rate borrowings	86,205		$ 134,197
Subtotal floating-rate borrowings	0		537
Total borrowings as per analysis	86,205		134,734
Borrowings total amount	86,205		134,734
US Dollar [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	86,205		134,197
US Dollar [Member] | Floating rate [Member]
Rate per currency
Subtotal floating-rate borrowings	0		$ 537
USD [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	0	0
Argentine Peso Total [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	19,395	25,477
US Dollar Total [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	$ 86,205	134,197
USD [Member]
Rate per currency
Subtotal floating-rate borrowings		$ 537